Employee Benefit Plans (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
DISH Network employee stock purchase plan
Employee Stock Purchase Plan
Number of shares authorized to be issued under Employee Stock Purchase Plan (ESPP)	1.8
Number of shares that remain available for issuance under ESPP	0.4
Minimum number of calendar quarters to be employed for full-time employees to be eligible to participate in the ESPP	1
Maximum fair value of capital stock permitted to be purchased by employees in any one year under ESPP	$ 25,000
Purchase price as percentage of closing market price on the last business day of each calendar quarter under ESPP	85.00%
Number of shares of common stock purchased under ESPP	0.1	0.1	0.2
DISH Network 401(k) employee savings plan
401(k) Employee Savings Plan
Employer matching contribution as a percentage of voluntary employee contributions under 401(k) plan	50.00%
Employer maximum annual contribution per employee under 401(k) plan	1,500
Expense recognized related to 401(k) plan
Matching contributions, net of forfeitures, under 401(k) plan	1,521,000	1,598,000	6,116,000
Discretionary stock contributions, net of forfeitures, under 401(k) plan	$ 22,331,000	24,954,000	29,004,000